Note 9 - Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
NOTE 9.	FURNITURE, FIXTURES AND EQUIPMENT

[US$ thousands]	Office properties	Furniture and fixtures	Equipment	Leasehold improvements	Total
Cost
Cost as of January 1, 2018	-	478	20,685	1,692	22,855
Additions	-	149	4,201	139	4,489
Disposals	-	-	-	-	-
Exchange rate differences	-	4	(312)	(93)	(401)
As of December 31, 2018	-	629	24,574	1,738	26,942

Adjustment for change in accounting policy (1)	6,739	-	8,230	-	14,969
Restated cost as of January 1, 2019	6,739	629	32,804	1,738	41,911
Additions	1,228	243	9,197	78	10,746
Disposals	-	-	(13,672)	-	(13,672)
Exchange rate differences	-	5	(321)	(69)	(384)
As of December 31, 2019	7,967	878	28,008	1,747	38,601

Depreciation and impairment
As of January 1, 2018	-	186	8,802	406	9,394
Depreciation for the year	-	116	5,001	243	5,360
Disposals	-	-	-	-	-
Exchange rate differences	-	21	28	(22)	26
As of December 31, 2018	-	324	13,831	628	14,780

Depreciation for the year	1,766	139	8,585	258	10,748
Disposals	-	-	(12,994)	-	(12,994)
Exchange rate differences	-	1	24	(17)	8
As of December 31, 2019	1,766	464	9,446	869	12,543

Net book value as of December 31, 2018	-	306	10,742	1,109	12,162
Net book value as of December 31, 2019	6,201	415	18,562	878	26,053

	Office properties	Fixture and fittings	Equipment	Leasehold improvements
Useful life	Up to 6 years	Up to 5 years	Up to 10 years, or term of lease contract	Up to 6 years, or term of lease contract
Depreciation plan	Straight-line	Straight-line	Straight-line	Straight-line

(
1
)
See Note
3
for information about change in accounting policy related to implementation of IFRS
16.